REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2014
Regulatory Capital Requirements Tables [Abstract]
Regulatory Capital Requirements Tables [Text Block]

The capital ratios for the Group for 2013 in accordance with the 2013 applicable regulatory framework were as fpllows:
		December 31, 2013
Common Equity			10.3%
Core Tier I			10.3%
Total			11.2%

The capital adequacy ratios for the Group, according to the CRD IV transitional provisions in 2014, are presented in the table below:
	December 31,
	2013	2014[2]	2014
	Adjusted[1]		Adjusted[3]
Common equity Tier I	10.5%	13.5%	13.6%
Tier I	10.5%	13.5%	13.6%
Total	10.6%	13.6%	13.7%

(1)	The Group's capitalratios for 2013 have been adjusted for comparability purposes in accordance with the CRD IV guidelines (E.U. Regulation 575/2013) which became effective from January 1,2014.
(2)	The December 31, 2014 figures have been calculated excluding year-end profits as per Article 26-2 of E.U. Regulation 575/2013.
(3)	The December 31, 2014 figures have been calculated including the IFRS year-end profits of EUR 66 million, based on regulatory reporting rules.